Net Defined Benefit Liabilities - Summary of the Net Defined Benefit Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation	₩ 2,215,330		₩ 2,572,517
Fair value of plan assets	(2,608,519)		(2,447,079)
Net defined benefit liabilities	₩ (393,189)	[1]	₩ 125,438	[1]	₩ 188,970

[1]	The net defined benefit liabilities of ￦ 125,438 million is calculated by subtracting ￦ 100,083 million of net defined benefit assets from ￦ 225,521 million of net defined benefit liabilities as of December 31, 2021. The net defined benefit assets of ￦ 393,189 million is calculated by subtracting ￦ 85,745 million of net defined benefit liabilities from ￦ 478,934 million of net defined benefit assets as of December 31, 2022.